Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Consolidated net income	$ 960	$ 199	$ 885
Discontinued operations	47	80	483
Net income from continuing operations	913	119	402
Adjustments for:
Depreciation and amortization of assets	1,250	1,190	1,072
Impairment losses of longed-lived assets	122	43	442
Share of profit of equity accounted investments	(93)	(98)	(30)
Results on sale of associates, fixed assets and others	(172)	(41)	(120)
Financial expense, financial income and other financial items, net	934	523	333
Income taxes	67	1,204	168
Decrease (increase) in working capital, excluding income taxes	231	192	(390)
Cash flows provided by operating activities from continuing operations	3,252	3,132	1,877
Interest paid	(621)	(549)	(493)
Income taxes paid	(878)	(515)	(136)
Net cash flows provided by operating activities from continuing operations	1,753	2,068	1,248
Net cash flows provided by operating activities from discontinued operations	141	154	120
Net cash flows provided by operating activities after interest and income taxes	1,894	2,222	1,368
INVESTING ACTIVITIES
Investment in property, machinery and equipment, net	(1,000)	(865)	(755)
Investment in intangible assets, net	(296)	(207)	(151)
Disposal (acquisition) of subsidiaries and associates, net	1,020	(189)	341
Non-current assets and others, net	35	22	(14)
Cash flows used in investing activities from continuing operations	(241)	(1,239)	(579)
Net cash flows used in investing activities from discontinued operations	(87)	(83)	(61)
Net cash flows used in investing activities	(328)	(1,322)	(640)
FINANCING ACTIVITIES
Proceeds from new debt instruments	5,048	2,938	2,006
Debt repayments	(5,497)	(3,840)	(2,420)
Issuance of subordinated notes		992
Other financial obligations, net	(292)	(274)	(197)
Own shares repurchase program			(111)
Dividends paid	(90)
Shares in trust for future deliveries under share-based compensation	(52)	(45)	(36)
Changes in non-controlling interests	(2)	(62)	(14)
Derivative financial instruments	(37)	(189)	34
Coupons on subordinated notes	(143)	(120)	(51)
Non-current liabilities, net	(188)	(101)	(172)
Net cash flows used in financing activities	(1,253)	(701)	(961)
Increase (decrease) in cash and cash equivalents from continuing operations	259	128	(292)
Increase in cash and cash equivalents from discontinued operations	54	71	59
Foreign currency translation effect on cash	(73)	(70)	115
Cash and cash equivalents at beginning of period	624	495	613
CASH AND CASH EQUIVALENTS AT END OF PERIOD	864	624	495
Changes in working capital, excluding income taxes:
Trade accounts receivable	56	(27)	(208)
Other accounts receivable and other assets	(45)	21	(23)
Inventories	196	68	(464)
Trade accounts payable	159	(45)	290
Other accounts payable and accrued expenses	(135)	175	15
Decrease (increase) in working capital, excluding income taxes	$ 231	$ 192	$ (390)